SCUDDER
                                                                     INVESTMENTS


Sector Specific Funds I

Scudder Technology Fund
Scudder Technology Innovation Fund

Supplement to the currently effective prospectus

The following information replaces the disclosure for Scudder Technology Fund and Scudder Technology Innovation Fund in "The portfolio managers" section of the prospectus:

--------------------------------------------------------------------------------

The following people handle the day-to-day management of the funds:

Jonathan Wild                               Anne Meisner
CA, Managing Director of Deutsche Asset     Director of Deutsche Asset
Management and Co-Manager to the funds.     Management and Co-Manager to the
  o Joined Deutsche Asset Management in     funds.
    1996, previously serving as portfolio     o Joined Deutsche Asset Management
    manager and analyst for UK equities         in 2001, after 9 years of
    specializing in the Telecoms sector,        experience at Goldman Sachs as
    London, after 9 years of experience         vice president, both in the fixed
    as fund manager for Finsbury Asset          income technology division, as
    Management and analyst at BZW having        well as in equity research as the
    previously qualified as a chartered         lead Infrastructure Software
    accountant at KPMG.                         analyst, previously  serving as
  o Head of global technology team and          member of technical staff at Bell
    global equity research team for             Communications Research (formerly
    Hardware and Software sector:               Bell Labs).
    New York and London.                      o Analyst for global equity,
  o Joined the funds in 2002.                   Hardware and Software sector: New
                                                York.
Lanette Donovan                               o Joined the funds in 2003.
Managing Director of Deutsche Asset           o MBA, Columbia University Business
Management and Co-Manager to the funds.         School.
  o Joined Deutsche Asset Management in       o MS, Computer Science, Michigan
    2000, previously serving as analyst         State University.
    responsible for large cap
    telecommunications and computer         Stephen Scott
    hardware companies, after 6 years of    Director of Deutsche Asset
    experience covering technology sector   Management and Co-Manager to the
    as managing director and team leader    funds.
    for Citibank Asset Management and         o Joined Deutsche Asset Management
    director in research covering               in 1996, previously serving as
    computer hardware, software and             team leader of Software and IT
    services at College Retirement              services, London, and
    Equities Fund (TIAA-CREF).                  analyst/portfolio manager,
  o Analyst for global equity, Hardware         Sydney, after 1 year of
    and Software sector: New York.              experience as credit analyst for
  o Joined the funds in 2003.                   Westpac Banking Corporation.
  o MBA, Columbia University Business         o Analyst for global equity,
    School.                                     Hardware and Software sector:
                                                New York.
                                              o Graduate diploma from Securities
                                                Institute of Australia.
                                              o Joined the funds in 2002.



April 11, 2003